Interest expense	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Interest and Debt Expense [Abstract]
Interest Expense

(8)   Interest expense

The following tables present the components of interest expense:

	For the six months ended June 30,

	2018	2017

(Dollars in thousands)
Interest incurred on debt	$35,473	$12,086
Related party Promissory Note interest expense	5,090	—
Senior Note redemption premium	4,782	—
Accretion of fair value adjustment on Senior Notes	19,414	3,208
Accretion of original issue discount on 2018 Term Loans	357	—
Amortization of debt issuance costs	1,416	154

Total interest expense	$66,532	$15,448

Interest rates

The 2018 Credit Agreement had an effective interest rate of 5.59% as of June 30, 2018. The Old Revolving Facility and Old Term Loan Facility had an effective interest rate of 4.57% as of December 31, 2017 and the Senior Notes had a fixed interest rate of 6.375%, both of which were repaid on February 12, 2018 as part of our refinancing (see Note 6 "Debt and liquidity").

As a result of our February 12, 2018 refinancing, we paid a prepayment premium for the redemption of our Senior Notes totaling $4.8 million. The accretion of the August 15, 2015 fair value adjustment to our Senior Notes totaling $19.4 million included accelerated accretion of $18.7 million for the six months ended June 30, 2018 resulting from the prepayment.

(8)   Interest expense

The following table presents an analysis of interest expense:

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Interest incurred on debt	$24,060	$20,408	$7,694	$12,066
Amortization of discount on Senior Subordinated Notes	—	—	—	12,027
Accretion of fair value adjustment on Senior Notes	6,454	6,305	2,305	—
Amortization of debt issuance costs	309	201	—	2,118

Total interest expense	$30,823	$26,914	$9,999	$26,211

Interest rates

The revolving facility had an effective interest rate of 4.57% and 5.52% as of December 31, 2017 and 2016, respectively. The Senior Notes carried an interest rate of 6.375%. The Senior Subordinated Notes had an implied rate of 7.00%.

On August 11, 2015, we prepaid our Senior Subordinated Notes (see Note 7 "Debt and liquidity"). This prepayment resulted in accelerated amortization of $4.5 million as the Senior Subordinated Notes were prepaid at the face value. The accelerated expense was recorded in the predecessor period.